Note 48 - Impairment or reversal of impairment on non-financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Impairment or reversal of impairment on non-financial assets
Table of Impairment or Reversal of Impairment on non-financial assets
Impairment or (reversal) of impairment on non-financial assets (Millions of Euros)
	Notes	2019	2018	2017
Tangible assets	17	94	5	42
Intangible assets (*)		1,330	83	16
Others	20	23	51	306
Total		1,447	138	364